UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181

Name of Fund: BlackRock Municipal 2020 Term Trust (BKK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal
2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Alabama 21st Century Authority Tobacco Settlement, Refunding RB, Series A, 5.00%, 6/01/20	$1,000	$1,172,470

Alaska — 2.0%
City of Valdez Alaska, Refunding RB, BP Pipelines Project:
Series B, 5.00%, 1/01/21	3,200	3,743,104
Series C, 5.00%, 1/01/21	2,500	2,924,300

		6,667,404

Arizona — 3.5%
City of Phoenix Arizona IDA, RB, Series A, 4.75%, 7/01/19 (a)	640	665,030
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A:
5.00%, 7/01/20	1,300	1,544,933
5.00%, 7/01/21	5,585	6,555,226
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,691,385
5.25%, 12/01/20	1,000	1,177,550

		11,634,124

California — 9.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	815	976,223
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.00%, 8/15/22	5,000	5,342,200
County of Riverside California Asset Leasing Corp., RB, Riverside County Hospital Project (NPFGC), 0.00%, 6/01/25 (b)	6,865	5,021,542
Los Angeles Regional Airports Improvement Corp. Facilities Lease, Refunding RB, LAXFuel Corp., Los Angeles International Airport, AMT:
5.00%, 1/01/19	540	619,672
5.00%, 1/01/20	550	644,946
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,412,137
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/22	1,000	1,267,590

Municipal Bonds	Par (000)	Value

California (concluded)
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/20	$10,000	$12,055,100

		30,339,410

Colorado — 1.6%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School Project:
4.00%, 8/15/19	125	137,861
4.00%, 8/15/20	150	166,656
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/19	555	606,088
4.00%, 12/01/20	580	637,983
E-470 Public Highway Authority Colorado, RB, CAB, Senior Series B (NPFGC), 0.00%, 9/01/22 (b)	4,500	3,820,365

		5,368,953

Florida — 5.9%
City of Jacksonville Florida, RB, Better Jacksonville, 5.00%, 10/01/22	5,160	5,833,586
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,415,325
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,614,539
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 7/01/20	500	596,800
Habitat Community Development District, Special Assessment Bonds, 5.80%, 5/01/25	1,615	1,621,638
Pine Island Community Development District, RB, 5.30%, 11/01/10 (c)(d)	250	140,240
State of Florida Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	5,000	6,014,800

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Florida (concluded)
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	$3,530	$2,631,191

		19,868,119

Georgia — 2.3%
Gainesville & Hall County Development Authority, Refunding RB, ACTS Retirement - Life Communities, Inc. Obligated Group, 5.00%, 11/15/22	6,915	7,888,286

Guam — 0.5%
Guam Government Waterworks Authority, RB, 5.25%, 7/01/20	250	290,628
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	1,190	1,417,849

		1,708,477

Hawaii — 0.9%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose Senior Living, Kahala Nui:
5.00%, 11/15/19	1,275	1,433,381
5.00%, 11/15/20	1,440	1,641,283

		3,074,664

Illinois — 14.1%
City of Chicago Illinois Motor Fuel Tax, Refunding RB, 5.00%, 1/01/20	1,000	1,156,630
City of Chicago Illinois, O'Hare International Airport, GARB, 3rd Lien, Series A (AMBAC):
5.00%, 1/01/21	5,000	5,218,450
5.00%, 1/01/22	7,000	7,305,130
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/20 (e)	1,000	1,199,590
Lake Cook-Dane & McHenry Counties Community Unit School District 220 Illinois, GO, Refunding, (AGM), 5.25%, 12/01/20	1,000	1,218,080
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, CAB, McCormick, Series A (NPFGC), 0.00%, 6/15/22 (b)	13,455	11,054,359
Railsplitter Tobacco Settlement Authority, RB, 5.25%, 6/01/20	10,000	11,851,100

Municipal Bonds	Par (000)	Value

Illinois (concluded)
State of Illinois, GO, 5.00%, 7/01/20	$5,255	$6,020,128
State of Illinois, RB, Series B:
5.00%, 6/15/19 (f)	515	603,327
5.00%, 6/15/20	1,485	1,730,055

		47,356,849

Indiana — 5.1%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,250	2,921,588
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	2,465	2,653,942
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/21	600	720,780
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17	10,000	10,810,000

		17,106,310

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	5,320	5,698,837

Kansas — 2.4%
County of Wyandotte Kansas, Kansas City Unified Government, RB, Kansas International Speedway (NPFGC), 0.00%, 12/01/20 (b)	6,440	5,137,446
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.25%, 11/15/20	2,500	2,960,475

		8,097,921

Kentucky — 2.1%
County of Louisville & Jefferson Kentucky, Refunding RB, Catholic Health Initiatives, Series A:
3.50%, 12/01/20	2,115	2,319,859
5.00%, 12/01/20	1,430	1,715,128
Kentucky Housing Corp., RB, S/F Housing, Series C, AMT, 4.63%, 7/01/22	2,000	2,057,740

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier Downtown Crossing Project (b):
0.00%, 7/01/19	$255	$222,877
0.00%, 7/01/20	1,000	846,900

		7,162,504

Louisiana — 0.7%
City of New Orleans Louisiana, Refunding RB, 5.00%, 12/01/20	400	471,020
Parish of DeSoto Louisiana, RB, Series A, AMT, 5.85%, 11/01/27	2,000	2,007,060

		2,478,080

Maryland — 1.4%
Anne Arundel County Consolidated, Special Taxing District, Refunding, Special Tax Bonds, The Villages of Dorchester and Farmington Village Project:
4.00%, 7/01/19	285	315,612
5.00%, 7/01/20	500	585,365
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,250	1,397,675
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.50%, 1/01/21	1,335	1,525,638
University of Maryland, Medical System, 5.00%, 7/01/19	670	774,567

		4,598,857

Massachusetts — 0.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/20	1,000	1,135,350

Michigan — 4.1%
City of Royal Oak Michigan Hospital Finance Authority, Refunding RB, Series D, 2.25%, 9/01/20	1,500	1,550,520
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.00%, 5/15/20	1,535	1,680,794
Lansing Board of Water & Light Utilities, RB, Series A, 3.50%, 7/01/20	1,000	1,114,500

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Finance Authority, Refunding RB, AMT:
5.00%, 11/01/19	$1,940	$2,198,447
5.00%, 11/01/20	1,800	2,064,186
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series 1-A, 5.00%, 10/15/20	325	386,763
Series 2-A, 4.00%, 10/15/20	1,205	1,368,350
State of Michigan Trunk Line, Refunding RB:
5.00%, 11/01/20	1,000	1,176,190
5.00%, 11/01/21	2,000	2,350,960

		13,890,710

Missouri — 2.9%
City of Kansas City Missouri Airport, Refunding RB, Series A, AMT, 5.00%, 9/01/20	3,000	3,559,350
State of Missouri Health & Educational Facilities Authority, Refunding RB, Series A:
BJC Health System, 5.00%, 5/15/20	5,500	5,576,670
Coxhealth, 5.00%, 11/15/20	500	594,280

		9,730,300

Multi-State — 3.2%
Centerline Equity Issuer Trust (a)(g):
Series A-4-1, 5.75%, 10/31/52	1,000	1,011,870
Series A-4-2, 6.00%, 10/31/52	2,500	2,888,225
Series B-3-1, 6.00%, 10/31/52	4,000	4,047,680
Series B-3-2, 6.30%, 10/31/52	2,500	2,915,275

		10,863,050

Nebraska — 1.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/20	3,500	3,984,785

Nevada — 2.6%
County of Clark Nevada, Refunding ARB, Las Vegas McCarran International Airport, Series B:
5.00%, 7/01/19	500	582,945
5.00%, 7/01/20	1,000	1,187,830

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/20	$5,000	$5,279,900
County of Clark Nevada, Refunding, Special Assessment Bonds, Special Improvement District No. 142, 5.00%, 8/01/20	1,390	1,521,925

		8,572,600

New Jersey — 4.5%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 7/01/20	250	291,833
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/20	2,500	2,872,725
School Facilities, Series GG, 5.00%, 9/01/22	2,000	2,299,680
New Jersey Educational Facilities Authority, Refunding RB:
Seton Hall University, Series D, 5.00%, 7/01/19	1,060	1,222,477
Seton Hall University, Series D, 5.00%, 7/01/20	650	760,604
University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (h)	2,500	2,998,975
New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	2,110	2,297,452
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/20	2,000	2,310,300
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	232,146

		15,286,192

New York — 7.6%
Build NYC Resource Corp., Refunding RB, AMT, 3.75%, 1/01/20 (a)	1,000	1,047,580
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 6/01/19	400	457,104
5.00%, 6/01/20	450	520,659

Municipal Bonds	Par (000)	Value

New York (concluded)
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (i):
7.63%, 8/01/25	$3,885	$4,258,077
7.75%, 8/01/31	5,000	5,456,150
New York Mortgage Agency, Refunding RB, S/F Housing, 35th Series, AMT, 4.50%, 10/01/20	2,165	2,174,201
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	8,500	8,826,400
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/20	875	1,034,749
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,525	1,774,322

		25,549,242

North Carolina — 2.3%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/21	1,550	1,783,833
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/20	5,000	5,889,250

		7,673,083

Ohio — 1.7%
Ohio State Water Development Authority, Refunding RB, Series B, 4.00%, 12/01/33 (i)	5,300	5,706,510

Oklahoma — 1.0%
County of Canadian Oklahoma Educational Facilities Authority, RB, Mustang Public Schools Project, 4.50%, 9/01/20	1,500	1,709,415
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 2.50%, 4/01/15	225	223,065

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Oklahoma (concluded)
County of Tulsa Oklahoma Industrial Authority, RB, Broken Arrow Public School, 4.00%, 9/01/22	$1,100	$1,262,734

		3,195,214

Pennsylvania — 6.3%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (i)	3,405	3,578,382
Lancaster IDA, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/19	1,300	1,409,720
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 4.00%, 11/01/20	2,175	2,393,392
Pennsylvania Higher Educational Facilities Authority, RB:
5.00%, 11/01/19 (e)	1,030	1,204,709
Shippensburg University Student Services, 4.00%, 10/01/19	1,165	1,220,035
Shippensburg University Student Services, 4.00%, 10/01/20	1,210	1,271,323
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A:
Drexel University, 5.00%, 5/01/20	1,575	1,846,057
Widener University, 5.00%, 7/15/20	600	695,412
Pennsylvania Housing Finance Agency, Refunding RB, S/F Mortgage, Series 115A, AMT:
2.30%, 10/01/19	460	474,688
2.55%, 4/01/20	850	873,477
2.65%, 10/01/20	865	901,832
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/20	1,500	1,774,005
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,155,800
State Public School Building Authority, RB, Community College Allegheny County Project (AGM), 5.00%, 7/15/20	995	1,172,428

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/20	$350	$422,611
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project:
4.00%, 7/01/19	360	384,167
4.00%, 7/01/20	465	497,945

		21,275,983

Rhode Island — 1.3%
Rhode Island Student Loan Authority, RB, Student Loan Program, Senior Series A, AMT, 5.00%, 12/01/20	3,850	4,398,471

South Carolina — 0.7%
South Carolina State Ports Authority, RB, 5.00%, 7/01/20	2,000	2,359,060

Texas — 17.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/19	800	932,928
5.75%, 1/01/20	1,140	1,353,727
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 8/15/42 (e)(i)	5,000	5,875,450
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,872,325
City of Frisco Texas, GO, Refunding, 3.00%, 2/15/20	2,250	2,462,760
City of Houston Texas Airport System, Refunding RB:
Subordinate Lien, Series B, 5.00%, 7/01/20	250	294,598
United Airlines, Inc. Terminal E Project, 4.50%, 7/01/20	5,000	5,419,300
Love Field Airport Modernization Corp., RB, Southwest Airlines Co., Love Field Modernization Program Project, 5.00%, 11/01/20	3,715	4,311,109
Lower Colorado River Authority, Refunding RB, LCRA Transmission Corp. Project, Series B, 5.00%, 5/15/20	5,000	5,912,750

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Texas (concluded)
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/19	$345	$365,220
4.00%, 4/01/20	585	631,420
4.00%, 4/01/20	415	442,095
North Texas Tollway Authority, Refunding RB, Series C:
5.25%, 1/01/20	1,000	1,149,630
5.38%, 1/01/21	5,000	5,757,450
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/20	5,000	5,842,550
Texas State Turnpike Authority, RB, CAB, 1st Tier, Series A (AMBAC) (b):
0.00%, 8/15/21	7,990	7,025,048
0.00%, 8/15/24	8,450	6,419,549

		57,067,909

Virginia — 2.1%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/20	2,000	2,417,220
County of Hanover Virginia EDC, Refunding RB, Covenant Woods, Series A, 3.00%, 7/01/15	465	467,860
County of Russell Virginia IDA, Refunding RB, Appalachian Power, Series K, 4.63%, 11/01/21	2,000	2,242,860
Roanoke EDA, Refunding RB, Carilion Clinic Obligation Group, 5.00%, 7/01/20	1,500	1,766,295

		6,894,235

Washington — 2.5%
County of Snohomish Washington Everett School District No. 2, GO, Refunding, 5.00%, 12/01/20	2,625	3,157,481
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B:
5.00%, 10/01/20	250	297,980

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B (concluded):
5.00%, 10/01/42 (i)	$4,000	$4,841,520

		8,296,981

Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A, 5.25%, 5/01/20	1,000	1,177,280
Wisconsin Health & Educational Facilities Authority, Refunding RB:
5.00%, 12/15/20	250	298,825
Froedtert & Community Health, Inc., 5.00%, 4/01/20	1,515	1,751,779

		3,227,884

Total Municipal Bonds — 115.8%		389,328,824

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Illinois — 1.7%
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,671,200

Total Long-Term Investments (Cost — $363,790,539) — 117.5%		395,000,024

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	2,588,754	2,588,754

Total Short-Term Securities (Cost — $2,588,754) — 0.8%		2,588,754

Total Investments (Cost — $366,379,293*) — 118.3%		397,588,778
Liabilities in Excess of Other Assets — (1.2)%		(4,129,754)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.1%)		(3,752,136)
AMPS Shares, at Liquidation Value — (16.0%)		(53,700,000)

Net Assets Applicable to Common Shares — 100.0%		$336,006,888

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	6

Schedule of Investments (continued)	BlackRock Municipal 2020 Term Trust (BKK)

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$362,304,218

Gross unrealized appreciation	$32,527,825
Gross unrealized depreciation	(993,265)

Net unrealized appreciation	$31,534,560

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$5,875,450	$42,500
Goldman Sachs & Co.	$1,199,590	$12,600
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,204,709	$6,293

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Security is collateralized by municipal or U.S. Treasury obligations.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	Represents the current yield as of report date.
(l)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

FFI Institutional Tax-Exempt Fund	2,353,008	235,746	2,588,754	$897

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	7

Schedule of Investments (concluded)	BlackRock Municipal 2020 Term Trust (BKK)

EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Trust's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$395,000,024	—	$395,000,024
Short-Term Securities	$2,588,754	—	—	2,588,754
Total	$2,588,754	$395,000,024	—	$397,588,778

[1]	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
TOB trust certificates	—	$(3,750,000)	—	$(3,750,000)
AMPS Shares	—	(53,700,000)	—	(53,700,000)
Total	—	$(57,450,000)	—	$(57,450,000)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL 2020 TERM TRUST	JANUARY 31, 2015	8

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2020 Term Trust

Date: March 25, 2015